Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and entity information [abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	TRI
Entity Registrant Name	THOMSON REUTERS CORP /CAN/
Entity Central Index Key	0001075124
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	501,493,187
Entity Emerging Growth Company	false